Income Taxes - Summary of Changes in the Valuation Allowance for Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Valuation allowance at the beginning of the year	$ 67,584	$ 40,458
Increases recorded to income tax provision	30,471	27,126
Valuation allowance at end of the year	$ 98,055	$ 67,584